RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred costs of $131 million, $129 million and $88 million for 2017, 2016 and 2015, respectively. At December 31, 2017, 2016, and 2015, respectively, MLOA reported a $42 million, $21 million, and $15 million payable to AXA Equitable in connection with its service agreement, recorded in other liabilities on the MLOA balance sheet.
Various AXA affiliates cede a portion of their life, health and catastrophic insurance business through reinsurance agreements to AXA Global Life, an affiliate. In 2008, AXA Global Life in turn, began retroceding a quota share portion of these risks to MLOA on a one-year term basis. Premiums assumed by MLOA from this reinsurance transaction during 2017, 2016 and 2015, were $2 million, $2 million and $1 million, respectively. Claims and expenses assumed under these agreements during 2017, 2016 and 2015 were $1 million, $2 million and $1 million, respectively.
MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewable term basis, and, through April 10, 2018, reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate ("AXA RE Arizona"). On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona.  EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings. Premiums earned from the above mentioned affiliated reinsurance transactions during 2017, 2016 and 2015, were $3 million, $3 million and $2 million, respectively. There were no Claims and expenses assumed under these agreements during 2017, 2016 and 2015.
In 2017, 2016 and 2015, respectively, MLOA paid AXA Distribution Holding Corporation (“AXA Distribution”) and its subsidiaries $103 million, $93 million and $84 million of commissions and fees for sales of insurance products.
MLOA paid $43 million, $43 million and $57 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC (“AXA Distributors”) a broker-dealer and insurance general agency affiliate, in 2017, 2016 and 2015, respectively.
Variable life products offer purchasers the opportunity to direct the investment of their account values into various Separate Account investment options. The investment options available to MLOA’s variable life policyholders are comprised of the proprietary fund families of EQ Advisors Trust (“EQAT”), AXA Premier VIP Trust (“VIP Trust”), each of which are mutual funds for which MLOA’s affiliate, AXA Equitable Funds Management Group, LLC, serves as the investment manager and administrator.
In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $1 million for 2017, 2016 and 2015, respectively.